Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Apr. 15, 2012
Document Information [Line Items]
Entity Registrant Name	Patient Safety Technologies, Inc
Entity Central Index Key	0000812301
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		34,023,255

Consolidated Balance Sheets (USD $)	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,492,446		$ 3,668,524		$ 1,896,034
Restricted cash	0		0		223,630
Accounts receivable	1,943,459		1,307,510		772,381
Inventories, net	3,261,290		2,772,117		1,110,832
Prepaid expenses	44,102		180,802		104,628
Total current assets	6,741,297		7,928,953		4,107,505
Property and equipment, net	3,005,322		1,691,961		979,833
Goodwill	1,832,027		1,832,027		1,832,027
Patents, net	2,382,907		2,464,142		2,789,083
Other assets	37,462		40,463		39,038
Total assets	13,999,015		13,957,546		9,747,486
Current liabilities:
Accounts payable	3,472,278		2,808,524		2,605,669
Accrued liabilities	515,830		574,917		942,472
Warrant derivative liability	0		0		991,682
Deferred revenue	1,103,173		545,027		1,477,720
Total current liabilities	5,091,281		3,928,468		6,017,543
Commitments and contingencies		[1]		[1],[2]		[2]
Stockholders��� equity :
Common stock, $0.33 par value: 100,000,000 shares authorized; 34,023,255 shares issued and outstanding at March 31, 2012, 34,020,255 shares issued and outstanding at December 31, 2011 and 23,956,063 shares issued and outstanding at December 31, 2010	11,227,674		11,226,684		7,905,501
Additional paid-in capital	58,042,677		57,733,790		52,356,930
Accumulated deficit	(60,440,544)		(59,008,210)		(56,605,027)
Total stockholders��� equity	8,907,734		10,029,078		3,729,943
Total liabilities and stockholders��� equity	13,999,015		13,957,546		9,747,486
Series Preferred Stock [Member]
Stockholders��� equity :
Preferred stock	10,950		10,950		10,950
Series B Convertible Preferred Stock
Stockholders��� equity :
Preferred stock	$ 66,977		$ 65,864		$ 61,589

[1]	Note 10
[2]	Note 18

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.33	$ 0.33	$ 0.33
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,023,255	34,020,255	23,956,063
Common stock, shares, outstanding	34,023,255	34,020,255	23,956,063
Series Preferred Stock [Member]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, cumulative dividend rate	7.00%	7.00%	7.00%
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	10,950	10,950	10,950
Preferred stock, shares outstanding	10,950	10,950	10,950
Preferred stock, liquidation preference	$ 1.1	$ 1.1	$ 6.2
Series B Convertible Preferred Stock
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, cumulative dividend rate	7.00%	7.00%	7.00%
Preferred stock, shares authorized	150,000	150,000	150,000
Preferred stock, issued	66,977	65,864	65,864
Preferred stock, shares outstanding	66,977	65,864	65,864
Preferred stock, liquidation preference	$ 6.7	$ 6.6	$ 0.06

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 3,102,258	$ 1,970,656	$ 9,463,479	$ 14,797,013
Cost of revenue	1,865,631	1,041,101	5,115,946	7,334,125
Gross profit	1,236,627	929,555	4,347,533	7,462,888
Operating expenses:
Research and development	147,643	29,462	107,397	186,089
Sales and marketing	1,299,096	659,036	2,971,525	2,865,652
General and administrative	1,091,865	1,071,896	3,931,049	6,595,815
Total operating expenses	2,538,604	1,760,394	7,009,971	9,647,556
Operating income (loss)	(1,301,977)	(830,839)	(2,662,438)	(2,184,668)
Other income (expense):
Gain (loss) on extinguishment of debt	0	0	0	(893,003)
Interest income (expense)	3,878	(4,192)	0	(7,405)
Gain (loss) on change in fair value of warrant derivative liability	0	(210,262)	(567,573)	(2,674,654)
Loss on impairment of long-term investment	0	0	0	(666,667)
Other income, net	0	0	221,201	433,989
Total other income (expense)	3,878	206,070	788,774	3,327,574
(Loss) income before income taxes	(1,298,099)	(624,769)	(1,873,664)	1,142,906
Income tax (benefit) provision	(3,712)	(3,773)	(25,887)	857,122
Net (loss) income	(1,301,811)	(628,542)	(1,899,551)	2,000,028
Preferred dividends	(130,523)	(123,959)	(503,632)	(186,725)
Net (loss) income applicable to common stockholders	$ (1,432,334)	$ (752,501)	$ (2,403,183)	$ 1,813,303
(Loss) income per common share
Basic and Diluted	$ (0.04)	$ (0.03)
Basic			$ (0.08)	$ 0.08
Diluted			$ (0.08)	$ 0.06
Weighted average common shares outstanding:
Basic and Diluted	34,021,788	24,200,785
Basic			31,510,716	23,472,730
Diluted			31,510,716	30,768,576

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Series A Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
BEGINNING BALANCES at Dec. 31, 2009	$ (5,832,558)	$ 10,950	$ 0	$ 7,740,501	$ 44,834,321	$ (58,418,330)
BEGINNING BALANCES, SHARES at Dec. 31, 2009	0	10,950	0	23,456,063	0	0
Series A Preferred Stock Dividends	(76,707)	0	0	0	0	(76,707)
Series B Convertible Preferred Stock Dividends	(418)	0	1,089	0	108,511	(110,018)
Series B Convertible Preferred Stock Dividends, Shares	0	0	1,089	0	0	0
Issuance of Common Stock net of transaction costs	5,570,060	0	60,500	0	5,509,560	0
Issuance of Common Stock net of transaction costs, Shares	0	0	60,500	0	0	0
Common stock issued in connection with extinguishment of debt	400,000	0	0	165,000	0	0
Common stock issued in connection with extinguishment of debt, Shares	0	0	0	500,000	0	0
Stock-based compensation	1,669,538	0	0	500,000	1,669,538	0
Net (loss)	2,000,028	0	0	0	0	2,000,028
ENDING BALANCES at Dec. 31, 2010	3,729,943	10,950	61,589	7,905,501	52,356,930	(56,605,027)
ENDING BALANCES, SHARES at Dec. 31, 2010	0	10,950	61,589	23,956,063	0	0
Series A Preferred Stock Dividends	(76,650)	0	0	0	0	(76,650)
Series B Convertible Preferred Stock Dividends	(1,021)	0	4,275	0	421,686	(426,982)
Series B Convertible Preferred Stock Dividends, Shares	0	0	4,275	0	0	0
Issuance of Common Stock net of transaction costs	6,787,259	0	0	3,131,433	3,655,826	0
Issuance of Common Stock net of transaction costs, Shares	0	0	0	9,489,192	0	0
Issuance of restricted stock	0	0	0	24,750	(24,750)	0
Issuance of restricted stock, Shares	0	0	0	75,000	0	0
Warrants reclassified from derivative liability to equity	424,109	0	0	0	424,109	0
Common stock issued in connection with extinguishment of debt	0	0	0	165,000	0	0
Stock-based compensation	743,507	0	0	0	743,507	0
Exercise of stock options	375,000	0	0	165,000	210,000	0
Exercise of stock options, Shares	0	0	0	500,000	0	0
Repurchase of warrants	(53,518)	0	0	0	(53,518)	0
Net (loss)	(1,899,551)	0	0	0	0	(1,899,551)
ENDING BALANCES at Dec. 31, 2011	$ 10,029,078	$ 10,950	$ 65,864	$ 11,226,684	$ 57,733,790	$ (59,008,210)
ENDING BALANCES, SHARES at Dec. 31, 2011	0	10,950	65,864	34,020,255	0	0

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net (loss) income	$ (1,301,811)	$ (628,542)	$ (1,899,551)	$ 2,000,028
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	285,875	130,459	582,799	566,855
Amortization of patents	81,235	81,236	324,941	324,941
Loss on abandonment of office lease			0	151,971
Loss on capital lease write-off			0	3,915
Loss on impairment of long-term investment			0	666,667
Gain on contingent tax liability			(223,523)	(427,700)
Gain (loss) on extinguishment of debt	0	0	0	(893,003)
Stock-based compensation	199,690	149,694	743,507	1,669,538
Gain on change in fair value of warrant derivative liability	0	210,262	567,573	2,674,654
Changes in operating assets and liabilities:
Restricted cash			223,630	(223,630)
Accounts receivable	(635,949)	315,228	535,129	(133,754)
Inventories	(489,173)	183,155	1,661,285	545,010
Prepaid expenses	136,700	42,224	76,174	131
Other assets	3,001	(4,950)	1,425	(4,209)
Accounts payable	663,754	(1,987,417)	202,855	1,562,503
Accrued liabilities	(59,087)	(65,053)	(144,032)	(53,061)
Deferred revenue	558,146	(608,557)	(932,693)	(6,621,424)
Deferred tax liability			0	(805,769)
Net cash used in operating activities	(557,619)	(2,602,785)	(3,963,653)	(5,160,001)
Investing activities:
Purchase of property and equipment	(1,599,236)	(81,100)	(1,294,927)	(868,033)
Net cash used in investing activities	(1,599,236)	(81,100)	(1,294,927)	(868,033)
Financing activities:
Proceeds from issuance of convertible preferred stock			0	5,050,000
Payments for stock issuance costs	0	(215,795)	0
Proceeds from issuance of common stock	0	7,112,500	7,112,501	0
Proceeds from exercise of stock options			375,000	0
Repurchase of warrants			(53,518)	0
Capital lease obligation			0	(15,593)
Net cash (used in) provided by financing activities	(19,223)	6,877,246	7,031,070	4,253,712
Net (decrease) increase in cash and cash equivalents	(2,176,078)	4,193,361	1,772,490	(1,550,692)
Cash and cash equivalents at beginning of period	3,668,524	1,896,034	1,896,034	3,446,726
Cash and cash equivalents at end of period	1,492,446	6,089,395	3,668,524	1,896,034
Supplemental disclosures of cash flow information:
Cash paid during the period for taxes	3,712	3,773	0	3,712
Non cash investing and financing activities:
Payment of Series B preferred dividends in shares			425,961	109,600
Issuance of common stock for extinguishment of debt			0	400,000
Reduction of fixed assets based on write-off of capital lease			0	62,048
Warrant reclassified from derivative liability to equity			424,109	0
Common Stock [Member]
Financing activities:
Payments for stock issuance costs			(325,242)	0
Non cash investing and financing activities:
Issuance of stock	990	24,750	24,750	0
Series B Convertible Preferred Stock
Financing activities:
Payments for stock issuance costs			0	(479,940)
Payments of preferred stock dividends	(60)	(296)	(1,022)	(418)
Non cash investing and financing activities:
Issuance of stock			0	1,000,000
Payment of Series B preferred dividends in shares	111,300	104,500
Series Preferred Stock [Member]
Financing activities:
Payments of preferred stock dividends	$ (19,163)	$ (19,163)	$ (76,650)	$ (76,707)

DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
DESCRIPTION OF BUSINESS
1. DESCRIPTION OF BUSINESS

Patient Safety Technologies, Inc. (the "Company", “us”,“we”) is a Delaware corporation. The Company’s operations are conducted through its wholly-owned operating subsidiary, SurgiCount Medical, Inc. ( “SurgiCount” ), a California corporation.

The Company’s operating focus is the development, marketing and sales of products and services focused in the medical patient safety markets.  The SurgiCount Safety-Sponge® System is a patented system of bar-coded surgical sponges, SurgiCounter™ scanners, and software applications integrated to form a comprehensive counting and documentation system.  This system is designed to reduce the number of retained surgical sponges unintentionally left inside of patients during surgical procedures by allowing faster and more accurate counting of surgical sponges.

1. DESCRIPTION OF BUSINESS

Patient Safety Technologies, Inc. (the “Company”) is a Delaware corporation. The Company’s operations are conducted through its wholly-owned operating subsidiary, SurgiCount Medical, Inc. (“SurgiCount”), a California corporation.

The Company’s operating focus is the development, marketing and sales of products and services focused in the medical patient safety markets.  The SurgiCount Safety-Sponge® System is a patented system of bar-coded surgical sponges, SurgiCounter™ scanners, and software applications integrated to form a comprehensive counting and documentation system.  This system is designed to reduce the number of retained surgical sponges unintentionally left inside of patients during surgical procedures by allowing faster and more accurate counting of surgical sponges.

LIQUIDITY	12 Months Ended
Dec. 31, 2011
Liquidity [Abstract]
Liquidity [Text Block]

2. LIQUIDITY

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. At December 31, 2011, the Company has an accumulated deficit of approximately $59.0 million and positive working capital of approximately $4.0 million and cash and cash equivalents of approximately $3.7 million.  For the year ended December 31, 2011, the Company had a net operating loss of approximately $2.7 million and generated negative cash flow from operating activities of approximately $4.0 million.

Management believes the Company’s cash and cash equivalents on hand as of December 31, 2011, are sufficient to fund the Company’s currently projected cash requirements, including funding planned sales growth and other identified needs for at least the next 12 months.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with the instructions to Form 10-Q and applicable sections of Regulation S-X and do not include all the information and disclosures required by accounting principles generally accepted in the United States of America. The condensed consolidated interim financial information is unaudited but reflects all normal adjustments that are, in the opinion of management, necessary to make the financial statements not misleading. The condensed consolidated balance sheet as of December 31, 2011 was derived from the Company’s audited financial statements. The condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2011 contained in this prospectus.  Results of the three months ended March 31, 2012 are not necessarily indicative of the results to be expected for the twelve months ended December 31, 2012.

Principles of Consolidation

The accompanying condensed consolidated interim financial statements include the accounts of the Company and its subsidiary.  All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2012 presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

Use of Estimates

The condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ( “GAAP” ).  The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: the valuation of accounts receivable and inventory, impairment of goodwill and other intangible assets, the fair value of stock-based compensation, valuation allowance related to deferred tax assets, warranty obligations, provisions for returns and allowances and the determination of assurance of the collection of revenue arrangements.

Revenue Recognition

Revenue related to surgical products is recognized when persuasive evidence of an arrangement exists, the price to the buyer is fixed or determinable, collectability is reasonably assured and risk of loss transfers, usually when products are shipped.  Advanced payments are classified as deferred revenue and recognized as product is shipped to the customer.  Reimbursements related to scanners and related equipment provided to hospitals are recognized on a straight-line basis over the expected term of the related customer contract, while the cost of the scanners and related equipment is carried in hardware equipment within property, plant and equipment and depreciated as a component of cost of revenue over its estimated useful life. Generally, the expected term of the customer contracts and the estimated useful life of the scanners are both 3 years.  Provisions for estimated future product returns and allowances are recorded in the period of the sale based on the historical and anticipated future rate of returns.  Revenue is recorded net of any rebates given to the buyer.

Inventories

Inventories are stated at the lower of cost or market on the first-in, first-out (FIFO) basis. Inventory consists of the Company's sponge and towel product as well as scanners and related hardware used in the Safety Sponge System ®. The FIFO cost for all inventories approximates replacement cost.

The Company maintains reserves for excess and obsolete inventory resulting from the potential inability to sell its products at prices in excess of current carrying costs. The markets in which the Company operates are highly competitive, and new products and surgical procedures are introduced on an ongoing basis. Such marketplace changes may cause the Company’s products to become obsolete. The Company makes estimates regarding the future recoverability of the costs of these products and records a provision for excess and obsolete inventories based on historical experience and expected future trends.

Property and Equipment

Property and equipment is stated at cost. The Company's property and equipment consists mainly of scanners and related hardware used in the Safety Sponge System ®  which are located at our customer facilities for their use at no additional cost. Depreciation expense associated with this hardware is recorded in cost of revenue. Depreciation is amortized straight-line over the estimated useful lives of three to seven years. Upon retirement or disposition of equipment, the related cost and accumulated depreciation or amortization is removed and a gain or loss is recorded, as applicable.

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements for 2011 and 2010 include the accounts of the Company and its wholly owned subsidiary SurgiCount Medical, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  These estimates and assumptions include, but are not limited to, assessing the following: the valuation of accounts receivable and inventory,  valuation of  investments, estimated useful lives of long lived assets, impairment of goodwill and other intangible assets, stock-based compensation, fair value of derivative liabilities, valuation allowance related to deferred tax assets, warranty obligations, provisions for returns and allowances and the determination of assurance of the collection of revenue arrangements.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 presentation.  These reclassifications had no effect on previously reported results of operations or accumulated deficit.

Revenue Recognition

Revenue related to surgical products is recognized when persuasive evidence of an arrangement exists, the price to the buyer is fixed or determinable, when collectability is reasonably assured and when risk of loss transfers, usually when products are shipped. Advanced payments are classified as deferred revenue and recognized as product is shipped to the customer. Reimbursements related to scanners and related equipment provided to hospitals are recognized on a straight-line basis over the expected term of the related customer contract, while the cost of the scanners and related equipment is carried in hardware equipment within property, plant and equipment and depreciated as a component of cost of sales over its estimated useful life. Generally, the expected term of the customer contracts and the estimated useful life of the scanners are both 3 years.  Provisions for estimated future product returns and allowances are recorded in the period of the sale based on the historical and anticipated future rate of returns.  Revenue is recorded net of any rebates given to the buyer.

The Company records shipping and handling costs charged to customers as revenue and shipping and handling costs to cost of revenue as incurred.

Financial Instruments

The carrying amounts of financial instruments such as cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximate their fair values because of the short-term nature of these financial instruments. Warrants classified as derivative liabilities are reported at their estimated fair value, with changes in fair value being reported in current period income (loss) in other income (expense).

Cash and Cash Equivalents

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less when purchased.

Concentration of Credit Risk and Limited Suppliers

The financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents and accounts receivable. From time to time, the Company maintains its cash balances in accounts at a financial institution that exceed the Federal Deposit Insurance Corporation coverage.  The Company has not experienced any losses in such accounts.

The Company relies on certain materials used in its development and third-party manufacturing processes, most of which are procured from a single source, A Plus. The failure of a supplier, including a subcontractor, to deliver on schedule could delay or interrupt the development or commercialization process and thereby adversely affect the Company’s operating results.

The Company sells its products primarily to Cardinal Health based on its exclusive distribution agreement with Cardinal Health. Cardinal Health in turn resells the products to alternative distributors or hospitals who had contracts with the Company.

Accounts Receivable

Accounts receivable are recorded at the invoice amount and do not bear interest.  Historically, the Company has incurred minimal credit losses on extended credits.  An allowance for bad debts has not been recorded and is not considered necessary due to the nature of the Company's customer base and the lack of historical write offs.  If customer payment timeframes were to deteriorate, allowances for doubtful accounts would be required.

Inventories

Inventories are stated at the lower of cost or market on the first-in, first-out (FIFO) basis.  The FIFO cost for all inventories approximates replacement cost.

The Company maintains reserves for excess and obsolete inventory resulting from the potential inability to sell its products at prices in excess of current carrying costs. The markets in which the Company operates are highly competitive, and new products and surgical procedures are introduced on an ongoing basis. Such marketplace changes may cause the Company’s products to become obsolete. The Company makes estimates regarding the future recoverability of the costs of these products and records a provision for excess and obsolete inventories based on historical experience and expected future trends.

Property and Equipment

Property and equipment is stated at cost. Depreciation is amortized straight-line over the estimated useful lives of 3 to 7 years. Upon retirement or disposition of equipment, the related cost and accumulated depreciation or amortization is removed and a gain or loss is recorded, as applicable.

Impairment of Long Lived Assets and Intangible Assets with Finite Lives

Property and equipment and intangible assets with finite lives are amortized using the straight line method over their estimated useful lives.  These assets are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Conditions that would indicate impairment and trigger an assessment include, but are not limited to, a significant adverse change in the legal factors or business climate that could affect the value of an asset, an adverse action or assessment by a regulator or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.  If, upon assessment, the carrying amount of an asset exceeds its estimated fair value, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value of the asset.  As of December 31, 2011 and 2010 there was no impairment recorded.

Impairment of Goodwill

The Company elected to early adopt the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update No. 2011-08 (“ASU No. 2011-08”), which allows a company to first assess qualitative factors to determine if it is necessary to perform the two-step quantitative goodwill impairment test. The Company assesses qualitative factors to determine if its sole reporting unit’s fair value is more likely than not to exceed its carrying value, including goodwill. In the event the Company determines that it is more likely than not that its reporting unit’s fair value is less than its carrying amount, quantitative testing is performed comparing recorded values to estimated fair values. Quantitative testing compares the fair value of the reporting unit to its book value, including goodwill. If the fair value exceeds the book value, goodwill is not impaired. If the book value exceeds the fair value, then the Company would calculate the potential impairment loss by comparing the implied fair value of goodwill with the book value. If the implied fair value of goodwill is less than the book value, then an impairment charge would be recorded. There was no impairment of goodwill for the years ended December 31, 2011 and 2010.

Long-Term Investment

The Company maintains an investment in non-marketable shares of preferred stock in a privately held company, Alacra Corporation (“Alacra”) that was reported using the cost method. Under the cost method, the Company does not record its proportional share of earnings and losses of the investee, and income on the investment is only recorded to the extent of dividends distributed from earnings of the investee received subsequent to the date of acquisition. During 2010, the Company recorded a full impairment charge relating to this investment (See Note 8 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

The Company reviews the carrying value of its cost-method investment for impairment each reporting period, and more frequently when economic conditions warrant such evaluation, in which the Company determines if  any impairment indicators are present, and an impairment charge is recorded for the amount, if any, that the carrying value of the investment exceeds it fair value, and if it is determined that such impairment is other-than-temporary pursuant to ASC 320   Investments – Debt and Equity Securities . Any recorded impairment write-down will be included in earnings as a realized loss in the period such write-down occurs.

Research and Development

Our research and development expenses consist of costs associated with the design, development, testing and enhancement of the Company’s products.

Advertising

Advertising costs, which include promotional expenses, are expensed in the period incurred and reported under sales and marketing expenses. The Company recorded $39 thousand and $83 thousand in advertising costs during the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  To the extent that available evidence about future taxable earnings indicates that it is more likely than not that the tax benefit associated with the deferred tax assets will not be realized, a valuation allowance is established.

Derivative Financial Instruments

In connection with the sale of convertible debt and equity instruments, the Company may issue freestanding warrants. Outstanding warrants are evaluated each reporting period pursuant to guidance codified in ASC 815-40,  Derivatives and Hedging , to determine whether they are required to be classified as derivative instrument liabilities, rather than as equity.   If the classification required under ASC 815-40 changes as a result of events during a reporting period, the instrument is reclassified as of the date of the event that caused the reclassification.  There is no limit on the number of times an instrument may be reclassified.  In the event that this evaluation results in a partial reclassification, the Company’s policy is to first reclassify warrants with the latest date of issuance (See Notes 11 and 12 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as charges or credits to other income (expense).

Stock-Based Compensation

The Company measures compensation cost for share-based payment awards granted to employees and non-employee directors at fair value using the Black-Scholes-Merton option-pricing model. Compensation expense is recognized on a straight-line basis over the service period for awards expected to vest. The risk-free interest rate for periods within the expected life of options granted is based on the U.S. Treasury yield curve in effect at the time of grant.  Expected stock price volatility is based on historical volatility of the Company’s stock. The expected option life, representing the period of time that options granted are expected to be outstanding, is based on historical option exercise and employee termination data.

Net Income (Loss) per Common Share

Income (loss) per common share is determined by dividing the income (loss) applicable to common shareholders by the weighted average number of common shares outstanding. The Company complies with FASB ASC 260-10  Earnings Per Share,  which requires dual presentation of basic and diluted earnings per share on the face of the consolidated statements of operations. Basic income (loss) per common share excludes dilution and is computed by dividing loss attributable to common stockholders by the weighted-average common shares outstanding for the period. Diluted income (loss) per common share reflects the potential dilution that could occur if convertible preferred stock or debentures, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

The following table sets forth the computation of basic and diluted income (loss) per share:

	Years Ended December 31,
	2011	2010
Basic
(Loss) income available to common stockholders	$(2,403,183)	$1,813,303
Weighted average common shares outstanding	31,510,716	23,472,730
(Loss) Income per common share	$(0.08)	$0.08

Diluted
(Loss) income available to common stockholders	$(2,403,183)	$1,813,303
Plus: Dividends due to assumed conversion of Series B Preferred Stock	—	110,018
(Loss) Income available to common stockholders plus assumed conversions	(2,403,183)	1,923,321
Weighted average common shares outstanding	31,510,716	23,472,730
Assumed issuance of restricted stock	—	75,000
Assumed exercise of options	—	385,531
Assumed conversion of Series B Preferred Stock	—	4,267,629
Assumed exercise of warrants	—	2,567,686
Common and potential common shares	31,510,716	30,768,576
(Loss) income per common share	$(0.08)	$0.06

Potentially dilutive securities outstanding at period end excluded from diluted computation as they were anti-dilutive	17,056,797	16,258,299

Legal and Other Contingencies

The Company is involved in various proceedings, legal actions and claims arising in the normal course of business that are more fully described in Note 18. The outcomes of these matters will generally not be known for prolonged periods of time. In certain of the legal proceedings, the claimants seek damages, as well as other compensatory relief, which could result in the payment of significant claims and settlements.  In legal matters for which management determines both that a loss is probable and has sufficient information to reasonably estimate the Company’s future obligations, a liability representing management’s best estimate of the probable cost, or the minimum of the range of probable losses when a best estimate within the range is not known, for the resolution of these legal matters is recorded.  The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies..

Recent Accounting Pronouncements

In September 2011, the FASB issued ASU 2011-08, Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which simplifies goodwill impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary. The Company early adopted for the year ended December 31, 2011. The early adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

Other accounting standards and exposure drafts, such as exposure drafts related to revenue recognition, lease accounting, loss contingencies, comprehensive income and fair value measurements, that have been issued or proposed by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company’s consolidated financial statements.

LOSS PER COMMON SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS (LOSS) PER COMMON SHARE
3. LOSS PER COMMON SHARE

Loss per common share is determined by dividing the loss applicable to common stockholders by the weighted average number of common shares outstanding. The Company complies with FASB Accounting Standards Codification (“ASC”) 260-10  Earnings Per Share,  which requires dual presentation of basic and diluted loss per share on the face of the condensed consolidated statements of operations. Basic loss per common share excludes dilution and is computed by dividing loss attributable to common stockholders by the weighted-average common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that could occur if convertible preferred stock, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

For the periods ended March 31, 2012 and 2011, the shares associated with the convertible preferred stock plus only the warrants and options of 18,452,419 and 23,316,168, respectively, that have a value in excess of the average stock price during the three months period ending March 31, 2012 and 2011, respectively, are included in calculating diluted earnings per share. Because the effects of these securities are anti-dilutive, shares of common stock underlying these instruments as shown below have been excluded from the computation of loss per common share for the three months ended March 31, 2012.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
4. RESTRICTED CASH

Restricted cash was $0 and $224 thousand at December 31, 2011 and 2010, respectively. Restricted cash was cash held in an escrow account pursuant to the Tax Escrow Agreement, which was established during the quarter ended June 30, 2010 in connection with the Series B Convertible Preferred Stock financing transaction (see Note 11 to our Consolidated Financial Statements, appearing elsewhere in this prospectus). For the year ended December 31, 2011, the Company reduced the tax contingent liability by $224 thousand as the Company determined that it is improbable that it could be held liable for this amount owed related to the 2006 and 2007 tax years, which resulted in a $224 thousand gain recorded as other income (expense). As of December 31, 2011, the contingent tax liability was $0, reflecting that the Company no longer had any liability for the taxes not withheld.

INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
5. INVENTORIES, net

Inventories, net consist of the following:

	December 31,	December 31,
	2011	2010
Finished goods	$2,941,114	$1,279,829
Reserve of obsolescence	(168,997)	(168,997)
Total inventories, net	$2,772,117	$1,110,832

PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of
	March 31,	December 31,
	2012	2011
Computer software and equipment	$1,406,114	$1,504,971
Furniture and equipment	73,680	70,571
Hardware for customer use	3,983,606	2,288,621
Property and equipment, gross	5,463,400	3,864,163
Less: accumulated depreciation	(2,458,078)	(2,172,202)
Property and equipment, net	$3,005,322	$1,691,961

Depreciation expense for the three months ended March 31, 2012 and 2011 was $286 thousand and $130 thousand, of which $257 thousand and $106 thousand was recorded as hardware cost of revenues, respectively.

6. PROPERTY AND EQUIPMENT, net

Property and equipment consists of the following:

	December 31,	December 31,
	2011	2010
Computer software and equipment	$1,504,971	$1,100,003
Furniture and equipment	70,571	57,143
Hardware equipment for customer use	2,288,621	1,417,948
Property and equipment, gross	3,864,163	2,575,094
Less: accumulated depreciation	(2,172,202)	(1,595,261)
Property and equipment, net	$1,691,961	$979,833

Depreciation expense for the years ended December 31, 2011 and 2010 was $583 thousand and $567 thousand, of which $514 thousand and $302 thousand was recorded as cost of revenue, respectively.

GOODWILL AND PATENTS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
7. GOODWILL AND PATENTS

The Company recorded goodwill in the amount of $1.8 million in connection with its acquisition of SurgiCount Medical, Inc. In addition, in connection with the SurgiCount acquisition, the Company recorded patents acquired that were valued at $4.7 million.

Patents, net, consist of the following:

	December 31, 2011	December 31, 2010
Patents	$4,684,576	$4,684,576
Accumulated amortization	(2,220,434)	(1,895,493)
	$2,464,142	$2,789,083

The patents are subject to amortization over their original estimated useful life of 14.4 years.  Amortization expense was $325 thousand for the years ended December 31, 2011 and 2010.  The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter:

2012	$324,941
2013	324,941
2014	324,941
2015	324,941
2016	324,941
Thereafter	839,437
Total	$2,464,142

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
Long-term Investments [Abstract]
Investments and Other Noncurrent Assets [Text Block]
8. LONG-TERM INVESTMENT

At December 31, 2011 and 2010, the Company had an investment in shares of Series F convertible preferred stock of Alacra, a global provider of business and financial information in New York, recorded at its cost of $667 thousand and in 2010 recorded a full impairment.

At December 31, 2010, the Company determined that impairment indicators were present due to Alacra’s continued inability/unwillingness to honor the Company’s redemption demands and recorded a full impairment. The Company intends to continue to seek to collect on this preferred stock through legally available means.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9. ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2011	December 31, 2010
Accrued lease liability	$78,057	$102,667
Accrued dividends on Series A Preferred Stock	114,976	114,976
Accrued officer severance	—	169,716
Contingent tax liability	—	223,523
Compensation related accruals	210,291	55,317
Other	171,593	276,273
Total accrued liabilities	$574,917	$942,472

DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
DEFERRED REVENUE
5. DEFERRED REVENUE

Scanner reimbursement revenue

The Company generally provides its SurgiCounter™ scanners and related software to most hospitals at no cost when they adopt its Safety-Sponge® System. Under the Company's existing distribution agreement with Cardinal Health, Inc. (“Cardinal Health”), Cardinal Health has agreed to reimburse the Company for a percentage of the scanner costs supplied to certain hospitals. Payments received from Cardinal Health relating to scanner cost reimbursements are deferred, and recognized as revenue on a pro-rata basis over the life of the scanner (which approximates the term of the hospital purchase commitment).

10. DEFERRED REVENUE

Deferred revenues consist of the following:

	December 31, 2011	December 31, 2010

Cardinal Health advance payment on forward order	$—	$1,079,434
Scanner reimbursement deferred revenue	545,027	398,286
Total	$545,027	$1,477,720

Cardinal Health advance payment on purchase order

In connection with the execution of the Supply and Distribution Agreement in November 2009, Cardinal Health issued a $10.0 million stocking purchase order for products used in our Safety-Sponge® System that called for deliveries of stocking inventory over a 12-month period (the “Forward Order”). Cardinal Health paid the Company $8.0 million as partial pre-payment of the Forward Order, and agreed to pay $2.0 million directly to A Plus, to pay for product when A Plus invoiced the Company. Cardinal Health also agreed to maintain normal ordering patterns and volumes for purchasing our Safety-Sponge® products throughout 2011 and not to use any of the inventory delivered under the Forward Order to meet immediate hospital demand. In late 2010 Cardinal Health requested to change the product mix of the Forward Order. The Company agreed to this change, however, because the products Cardinal Health requested were not immediately available, and Cardinal Health agreed to take delivery of the remaining inventory on a modified schedule. For the years ended December 31, 2011 and 2010 the Company delivered $1.1 million and $8.9 million ($6.9 million from the Company and $2.0 million from A Plus) of the Forward Order, respectively.

Scanner reimbursement revenue

The Company provides its SurgiCounter™ scanners and related software to most hospitals at no cost when they adopt its Safety-Sponge® System. Under the distribution agreement with Cardinal Health, Cardinal Health has agreed to reimburse the Company for a percentage of the scanner costs supplied to certain hospitals. Payments received from Cardinal Health relating to scanner cost reimbursements are deferred, and recognized as revenue on a pro-rata basis over the life of the scanner (which approximates the term of the hospital purchase commitment).

EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11. EQUITY TRANSACTIONS

Series A Preferred Stock

The Series A Preferred Stock has a cumulative 7% per annum quarterly dividend and is convertible into the number of shares of common stock by dividing the purchase price for the convertible preferred stock by conversion price in effect, currently $4.44. The convertible preferred stock has anti-dilution provisions, which can change the conversion price in certain circumstances. In the event the Company subdivides its outstanding shares of common stock into a greater number of shares of common stock the conversion price in effect would be reduced, thereby increasing the total number of shares of common stock that the convertible preferred stock is convertible into.  At any time until February 22, 2010, the holder had the right to convert the shares of convertible preferred stock into the Company’s common stock.  Upon liquidation, dissolution or winding up of the Company, the stockholders of the convertible preferred stock are entitled to receive $100 per share plus any accrued and unpaid dividends before distributions to any holder of the Company’s common stock.  At any time on or after February 22, 2003, the Company may redeem the convertible preferred stock at a redemption price in cash equal to the liquidation preference per share plus any accrued and unpaid dividends thereon through the date of such redemption.

The Company recorded $77 thousand in Series A Preferred Stock dividend for the years ended December 31, 2011 and 2010.  The Company had Series A Preferred Stock accrued dividends of $115 as of December 31, 2011 and 2010.

Series B Preferred Stock

The Company issued 60,500 shares of $1 par value, $100 stated value Series B preferred convertible shares (“Series B Preferred”).  The buyers of the Series B Preferred shares were accredited investors under Rule 501(a) of Regulation D of the Securities Act of 1933, and included A Plus, JMR Capital Ltd., and Catalysis Partners, LLC.  Wayne Lin, a member of our board of directors (“Board”) is founder and significant beneficial owner of A Plus.  John Francis, a member of our Board, has voting and investment control over securities held by Francis Capital Management, LLC, which acts as the investment manager for Catalysis Partners, LLC.

The rights, preferences and privileges of the Series B Preferred are set forth in the Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock filed with the Secretary of State of the State of Delaware on the initial closing date of June 24, 2010 (the “Series B Certificate”) (500 of the 60,500 shares were issued on a subsequent closing date, on substantially the same terms, on December 6, 2010).  The Series B Certificate authorizes 150,000 shares of Series B Preferred, with a par value of $1.00 per share and a stated value per share of $100.  Holders of the Series B Preferred are entitled to receive quarterly cumulative dividends at a rate of 7% per annum, beginning on July 1, 2010.  All dividends due on or prior to December 31, 2011 (since amended to December 31, 2012) are payable in kind in the form of additional shares of Series B Preferred, and all dividends payable after December 31, 2011 (since amended to December 31, 2012) are payable solely in cash. For the years ended December 31, 2011 and 2010, the Company issued 4,275 and 1,089 shares, respectively, of additional shares of Series B Preferred Stock for dividends payable.

As long as shares of Series B Preferred are outstanding, we are restricted from making certain payments in respect of any of our junior and  pari passu  securities, except that we may pay dividends due and paid in the ordinary course on our Series A Preferred Stock when we are otherwise in compliance with our payment obligations to the holders of the Series B Preferred.

The Series B Preferred does not have voting rights except (i) as provided by Delaware law; (ii) upon the occurrence of the fifth anniversary of the issue date; or (iii) upon our failure to pay dividends for two consecutive quarters or three non-consecutive quarters.  Upon the occurrence of either event described in (ii) or (iii), the holders of the Series B Preferred are entitled to elect two additional directors to our board of directors and, within two business days, we must create a special committee of our board of directors consisting of up to three directors, of which two must be the two newly-elected additional directors, and promptly grant such special committee sole and exclusive authority and power to investigate, negotiate and consummate a sale of the Company or strategic alternative thereto.  The Series B Preferred are entitled to receive, prior and in preference to all other shares of our capital stock (with an exception noted below), upon liquidation, dissolution or winding up of the Company an amount per share equal to the greater of (i) the stated value of the Series B Preferred, plus accrued but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into our common stock immediately prior to such liquidation. Notwithstanding the foregoing, the first $1,095,000 of distributable amounts in liquidation shall first be paid to the holders of our Series A Preferred Stock.  Mergers, sales of substantially all assets and similar transactions are deemed to be liquidations for purposes of the liquidation preference.

The Series B Preferred is convertible at any time at the option of the holder into shares of our common stock at $0.75 per share, subject to conventional adjustments for stock splits, stock combinations and the like.  The Company is subject to certain liquidated damages if it fails to timely honor its conversion obligations as set forth in the Series B Certificate. The Series B Preferred is not redeemable either by the Company or by the holders.  However, shares of the Company’s Series B Preferred automatically convert into shares of our common stock at the $0.75 conversion price if both of the following conditions are satisfied: (a) the daily volume weighted average price of our common stock is equal to or in excess of $1.50 per share for all trading days during any 6-month period and (b) the number of shares traded during such period averages at least 50,000 shares of common stock per trading day.  Also, the Series B Preferred automatically convert into shares of our common stock at the applicable conversion price if our operating income is positive for at least four consecutive fiscal quarters and our cumulative operating income during such four fiscal quarters is at least $5,000,000.

As contemplated by the Purchase Agreement, on the June 24, 2010 (the “Closing Date”) we also entered into a Registration Rights Agreement with the buyers (the “Holders”), to provide for certain registration rights (the “Registration Rights Agreement”). The required registration statement became effective on August 12, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness for three years after registration statement becomes effective.

Common Stock

In December 2010, the Company entered into an agreement with convertible note holders and exchanged $1.4 million in principal and interest for 500,000 newly issued shares of the Company’s common stock at a price of $0.80 per share.

In February 2011 the Company issued 75,000 shares of restricted stock to a consultant for services previously rendered in 2010, contracted for by prior management.

On March 29 and March 30, 2011, the Company closed on a private placement financing raising $7.1 million through the issuance of 9.489 million shares of the Company’s $0.33 par value common stock at a selling price of $0.75 per share.  The buyers of the common shares were accredited investors under Rule 501(a) of Regulation D of the Securities Act of 1933., and included Kinderhook Partners, L.P. (“Kinderhook”) and A Plus and certain members of management (collectively referred to as the “Buyers”).  Wayne Lin, a member of our board of directors is founder and significant beneficial owner of A Plus.  Kinderhook is an investment fund based in Fort Lee, NJ.

            In connection with the private placement, the Company also entered into a Registration Rights Agreement with the buyers, pursuant to which the Company agreed to register share of the common stock issued, as well as any other shares of common stock held by the Holders on the closing date, along with future common shares for the holders of the Series B Preferred Stock. The required registration statement became effective on August 12, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness for three years after registration statement becomes effective.

WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
WARRANTS
6. WARRANTS

The following table summarizes warrants to purchase common stock activity for the period ended March 31, 2012:

	Number of warrants	Range of Exercise Price
Warrants outstanding at December 31, 2011	4,962,645	$0.75- 4.00
Cancelled/Expired	(458,000)	$2.00
Warrants outstanding at March 31, 2012	4,504,645	$0.75 - 4.00

At March 31, 2012, stock purchase warrants will expire as follows:

	# of Warrants	Range of Exercise Price
2012	360,000	$2.00
2013	1,749,437	$0.75-1.40
2014	1,890,000	$1.82-4.00
2015	505,208	$1.25
Total	4,504,645	$0.75-4.00

12. WARRANTS AND WARRANT DERIVATIVE LIABILITY

The following table summarizes warrants to purchase common stock activity for the years ended December 31, 2011 and 2010:

	Amount	Range of Exercise Price
Warrants outstanding December 31, 2009	8,064,978	$0.75 - 6.05
Issued	—	$—
Cancelled/Expired	(770,059)	$0.75 - 6.05
Warrants outstanding December 31, 2010	7,294,919	$0.75 - 4.50
Issued	51,177	$0.75
Exercised	(170,032)	0.75 - 1.25
Cancelled/Expired	(2,213,419)	$0.75 - 6.05
Warrants outstanding December 31, 2011	4,962,645	$0.75 - 4.00

At December 31, 2011, stock purchase warrants will expire as follows:

	# of Warrants	Range of Exercise Price
2012	818,000	$1.40 - 2.00
2013	1,749,437	$0.75 - 1.40
2014	1,890,000	$1.82 - 4.00
2015	505,208	$1.25
Total	4,962,645	$0.75 - 4.00

The weighted-average remaining contractual life of the warrants outstanding at December 31, 2011 is 2.1 years.

Warrants and Warrant Derivative Liability

On October 14, 2011 the Company’s board of directors approved exchanging certain warrant contracts involving 511,767 shares that had terms that created certain anti-dilutive features under ASC 815-40. As part of compensation for eliminating these anti-dilutive accounting features from these respective warrants, the warrant holders received an additional 51,177 warrants at the original terms. The exchange was accounted for as a modification. Based on the change in fair value the company recorded a non-cash stock compensation expense of $42 thousand for the year ended December 31, 2011.

At December 31, 2011, the Company did not have a warrant derivative liability in the accompanying consolidated balance sheet from the result of the October 14, 2011 exchange. The Company did record a non-cash gain of $568 thousand for the year ended December 31, 2011 in other income (expense) for the warrant derivative liability. Based on the change in fair value of the warrant derivative liability, the Company recorded a non-cash gain of $2.7 million for the year ended December 31, 2010.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
13. FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

The Company adopted the fair value measurement and disclosure requirements of FASB guidance as codified in ASC 820 Fair Value Measurements and Disclosures  (“ASC 820”) effective January 1, 2008 for financial assets and liabilities measured on a recurring basis. ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP and expands disclosures about fair value measurements. This standard applies in situations where other accounting pronouncements either permit or require fair value measurements. ASC 820 does not require any new fair value measurements.

Fair value is defined in ASC 820 as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are to be considered from the perspective of a market participant that holds the assets or owes the liability. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical or similar assets and liabilities.

Level 2: Quoted prices for identical or similar assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical or similar assets and liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial Instruments Measured at Fair Value on a Recurring Basis

ASC 820 requires disclosure of the level within the fair value hierarchy used by the Company to value financial assets and liabilities that are measured at fair value on a recurring basis. At December 31, 2011 and 2010, the Company had 0 and 2,567,686 outstanding warrants to purchase common shares of its stock that are classified as warrant derivative liabilities with a fair value of $0 and $992 million, respectively. The warrants are valued using Level 3 inputs because there are significant unobservable inputs associated with them.

The following table reconciles the warrant derivative liability measured at fair on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 and 2010:

January 1, 2010	$3,666,336
Transfers in	—
Transfers out	—
Realized loss included in earnings	(2,674,654)
December 31, 2010	991,682
Transfers in	—
Transfers out	424,109
Realized gain included in earnings	(567,573)
December 31, 2011	$—

Gains included in earnings for the period ended December 31, 2011 and 2010 are reported in other income (expense) in the amount of $568 thousand and $2.7 million, respectively.

STOCK OPTION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
STOCK OPTION PLANS
7. STOCK OPTION PLANS

The following tables set forth information on our equity compensation plans.

All options that the Company granted during the three months ended March 31, 2012 were granted at the per share fair market value on the grant date. Vesting of options differs based on the terms of each option. The Company utilized the Black-Scholes option pricing model and the assumptions used for each period are as follows:

	Three Months Ended March 31,
	2012	2011
Weighted average risk free interest rate	1.03%	2.56%
Weighted average life (in years)	6.11	6.0
Weighted average volatility	89.00%	89.64%
Expected dividend yield	0%	0%
Weighted average grant-date fair value per share of options granted	$0.88	$0.84
Estimated forfeiture rate	5%	0%

A summary of stock option activity for the three months ended March 31, 2012 is presented below:

Outstanding Options
Number of Shares		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (1)
Balance at December 31, 2011	6,179,377	$1.19	7.52
Options granted (2)	386,000	$1.20	9.83
Exercised	—	—	—
Forfeited/cancelled	(75,000)	$1.40	—	—
Balance at March 31, 2012	6,490,377	$1.19	7.41	$3,173,326
Vested and exercisable as of March 31, 2012	3,823,878	$1.35	6.45	$1,679,334
Unvested and expected to vest as of March 31, 2012	2,533,278	$0.95	8.78	$1,419,334

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.50 of the Company’s common stock at March 31, 2012.
(2)	Includes 230,000 non-qualified options and 40,000 incentive stock options that were issued outside the 2005 and 2009 stock option plans which are all outstanding as of March 31, 2012.

The total grant date fair value of stock options granted during the three months ended March 31, 2012 and 2011 was $341 thousand and $73 thousand, respectively. For the three months ended March 31, 2012 and 2011, stock based compensation was $199 thousand and $150 thousand, respectively.

As of March 31, 2012, there was $1.9 million of unrecognized compensation costs related to outstanding employee stock options. This amount is expected to be recognized over a weighted average period of 2.66 years. To the extent the forfeiture rate is different from what the Company anticipated, stock-based compensation related to these awards will be different from the Company’s expectations.

14. STOCK OPTION PLANS

In November 2005, the Company approved the Amended and Restated 2005 Stock Option and Restricted Stock Plan (the “2005 SOP”). The 2005 SOP reserves 2,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non–employee directors and consultants performing services for the Company. Options granted under the 2005 SOP have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options generally expire 10 years from the date of grant.  Restricted stock awards granted under the 2005 SOP are subject to a vesting period determined at the date of grant.  As of December 31, 2011 1,257,132 shares remain available under this plan.

In August 2009, the Company approved the 2009 Stock Option Plan (the “2009 SOP”).  The 2009 SOP reserves 3.0 million shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non–employee directors and consultants performing services for the Company.  Options granted under the 2009 SOP have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant. The options generally expire 10 years from the date of grant.  Restricted stock awards granted under the 2009 SOP are subject to a vesting period determined at the date of grant. As of December 31, 2011, 825,123 shares remain outstanding under this plan.

All options that the Company granted during the years ended December 31, 2011 and 2010 were granted at the per share fair market value on the grant date. Vesting of options differs based on the terms of each option. The Company utilized the Black-Scholes option pricing model and the assumptions used for each period are as follows:

	Year Ended December 31,
	2011	2010
Weighted average risk free interest rate	1.63%	1.81%
Weighted average life (in years)	6.07	5.47
Weighted average volatility	91%	98%
Expected dividend yield	0%	0%
Weighted average grant-date fair value per share of options granted	$0.76	$0.64

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends on its common stock. Expected volatility is based on the historical weekly volatility of the Company’s common stock over the period commensurate with the expected life of the options. The risk-free interest rate is based on rates published by the Federal Reserve Board.  The expected life is based on observed and expected time to post-vesting exercise. The expected forfeiture rate is based on past experience and employee retention data. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate.  Such amounts will be recorded as a cumulative adjustment in the period in which the estimate is changed.

A summary of stock option activity for the year ended December 31, 2011 is presented below:

Outstanding Options
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Life	Intrinsic Value
Number of Shares		Price	(years)	(1)
Balance at December 31, 2009	5,821,000	$1.41	8.96	$—
Options Granted (2)	4,687,877	$0.89	9.04
Exercised	—	—	—	—
Forfeited/Cancelled	(2,536,928)	$1.76	8.89
Balance at December 31, 2010	7,971,949	$1.11	7.35	—
Options Granted	437,000	$1.02	9.57
Exercised	(500,000)	$0.75	—	—
Forfeited/Cancelled	(1,729,572)	$0.92	—	—
Balance at December 31, 2011	6,179,377	$1.19	7.52	$2,044,176
Vested and exercisable as of December 31, 2011	3,601,494	$1.38	6.55	$984,324
Unvested and expected to vest as of December 31, 2011	2,449,062	$0.92	8.87	$1,006,880

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.30 of the Company’s common stock at December 31, 2011.

(2)	Includes 1,500,000 non-qualified options and 950,000 incentive stock options that were issued outside the 2005 and 2009 stock option plans which are all outstanding as of December 31, 2011.

The total grant date fair value of stock options granted during the years ended December 31, 2011 and 2010 was $333 thousand and $3.2 million, respectively. During the years ended December 31, 2011 and 2010, the Company recognized stock-based compensation expense relating to stock options of $701 thousand and $1.6 million, respectively.

During 2010, the Company entered into a Release and Separation Agreement with the Company’s former CEO, former members of the board of directors and former employees, pursuant to which their respective stock option grants were modified.  In connection with these modifications, the Company recorded incremental stock based compensation expense, based on the change in fair value of the modified options, of $294 thousand for the year ended December 31, 2010.

As of December 31, 2011, there was approximately $1.8 million of unrecognized compensation costs related to outstanding employee stock options. This amount is expected to be recognized over a weighted average period of 2.73 years. To the extent the forfeiture rate is different from what the Company anticipated; stock-based compensation related to these awards will be different from the Company’s expectations.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
8. RELATED PARTY TRANSACTIONS

A Plus International, Inc.

During the three months ended March 31, 2012 the Company purchased approximately $1.8 thousand in connection with the manufacture of surgical products used in the Safety-Sponge® System by A Plus International, Inc. (“A Plus”), of which the vast majority was recognized in cost of revenue. At March 31, 2012, the Company’s accounts payable included $1.6 million owed to A Plus in connection with the purchase of surgical products used in the Safety-Sponge® System. Wayne Lin, a Director and significant beneficial owner of the Company is a founder and significant owner of A Plus.

15. RELATED PARTY TRANSACTIONS

A Plus International, Inc.

For the years ended December 31, 2011 and 2010, the Company purchased approximately $4.3 million and $6.0 million, respectively, in connection with the manufacture of surgical products used in the Safety-Sponge® System by A Plus, by which the vast majority was recognized in cost of revenues .  At December 31, 2011 and 2010, the Company’s accounts payable included $1.2 million and $2.2 million respectively, owed to A Plus in connection with the manufacture and supply of surgical products used in the Safety-Sponge® System. Effective June 1, 2009, the terms of the Company’s supply agreement with A Plus were clarified to provide that title to surgical products purchased, transferred to the Company upon receipt by A Plus at its Chino, California warehouse. Wayne Lin, a Director and significant beneficial owner of the Company is a founder and significant owner of A Plus. On June 24, 2010, A Plus converted $1.0 million of accounts payable owed to A Plus into 10,000 shares of Series B Convertible Preferred Stock.

Release and Separation Agreements

During 2010, in connection with the Series B Convertible Preferred Stock financing (see Note 11 to our Consolidated Financial Statements, appearing elsewhere in this prospectus), Steven H. Kane, the Company’s former CEO, resigned as a Director, President and Chief Executive Officer, and Howard E. Chase, Loren McFarland, Eugene A. Bauer, MD, and William M. Hitchcock also resigned as members of our board of directors (the “Board”) and received certain severance benefits.

In connection with Mr. Kane’s resignation, we entered into a Separation Agreement and Mutual General Release with Steven Kane (the “Kane Release”). Under the Kane Release, Mr. Kane will receive, subject to compliance with its terms, 12 months of salary and health payments, and waived his rights to any bonus payment, or payment for excise taxes. The Kane Release also provided for the payment to Mr. Kane, in cash, of an aggregate $235 thousand as payment in full for all accrued Director Fees and salary, accrued vacation, and accrued severance benefits of $349 thousand as of June 30, 2010 as provided in his employment agreement. The Kane Release contains other provisions, including provisions relating to stock options and other matters.

In connection with the resignation of Messrs. Chase, McFarland, Hitchcock and Dr. Bauer as members of our Board, effective as of June 24, 2010, we entered into a Separation Agreement and Mutual General Release with such individuals (the “Director Release”). The Director Release provided for the payment, in cash, of the following unpaid Director’s fees not previously approved by the Compensation Committee:  $83.5 thousand to Mr. Chase, $64.9 thousand to Mr. McFarland, $10.0 thousand to Mr. Hitchcock and $10.0 thousand to Dr. Bauer. The Director Release contains other provisions, including provisions relating to stock options and other matters.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.  INCOME TAXES

For financial reporting purposes, income (loss) before income taxes includes the following components for the years ended December 31, 2011 and 2010:

	2011	2010
United States	$(1,873,664)	$1,142,906

The (benefit) provision for income taxes for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Current:
Federal	$—	$(44,942)
State	25,887	(6,412)

Total current tax benefit (expense)	25,887	(51,354)

Deferred:
Federal	(9,366)	(617,352)
State	9,366	(188,416)
Total deferred tax benefit	—	(805,768)

Total income tax provision (benefit)	$25,887	$(857,122)

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

For the years ended December 31, 2011 and 2010, a reconciliation of the federal statutory tax rate to the Company's effective tax rate is as follows:

	2011	2010
Statutory rate	34.00%	34.00%
State rate	6.45%	(6.44)%
Uncertain tax position adjustments	—	(487.37)%
Non-deductible Items	—	—
Warrant derivative liability	9.23%	(77.45)%
Incentive stock option	(8.32)%	1.30%
Other	(0.80)%	2.61%
Change in valuation allowance	(41.94)%	458.35%
Total effective tax rate	(1.38)%	(74.99)%

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes.  Significant components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred Tax Assets:
Compensation related accruals	$3,491,995	$3,529,464
Inventory	67,319	67,319
Investments	265,563	265,562
Net operating loss carryovers	3,265,439	2,602,480
Other	17,121	1,700
Total deferred tax assets	7,107,437	6,466,525

Deferred Tax Liabilities:
Book and tax basis differences arising from purchased patents	(981,576)	(1,111,014)
Other	(101,505)	(116,960)
Total deferred tax liability	(1,083,081)	(1,227,974)

Net deferred tax asset (liability) before valuation allowance	6,024,355	5,238,551

Less: valuation allowance	(6,024,355)	(5,238,551)

Net deferred tax asset (liability)	$—	$—

In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized.  The ultimate realization of deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible.  As of December 31, 2011, the Company has provided a valuation allowance in the amount of $6.0 million.  The federal and state net operating losses expire in varying amounts through 2031.

On January 1, 2007 the Company adopted the provisions of ASC 740-10, Income Taxes, relating to accounting for uncertain tax positions.  ASC 740-10 addresses the determination of how tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.  The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Gross unrecognized tax benefits at January 1	$53,958	$57,760
Changes to unrecognized tax positions from a prior period	—	(3,802)
Increases for tax positions in current year	—	—

Gross unrecognized tax benefits at December 31	$53,958	$53,958

The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the calendar years ended December 31, 2008 through December 31, 2011.  The Company and its subsidiary’s state tax returns are also open to audit under similar statute of limitations for the calendar years ended December 31, 2007 through December 31, 2011.  The Company is currently not under examination by any taxing authorities.  During December 2010 the Company resolved a portion of the uncertain tax position provided for in the prior year. As of December 31, 2011 the Company had Federal and State net operating loss carryforwards of approximately $7.0 million.  During 2010 the Company performed a limited scope analysis of the potential impact of a limitation of the usage of its net operating loss carryovers under IRC §382.  The results of this analysis allowed management to include a portion of the federal and state net operating loss carryovers in the determination of its net deferred tax asset or liability the portion of the net operating loss carryover not included as a deferred tax asset are included in the Uncertain Tax Position analysis. In addition, as of December 31, 2011, there were cumulative deferred tax assets of approximately $3.2 million were added based on the completion of an analysis of the deferred tax assets relating to stock compensation.

The Company accrues interest, as applicable, on unrecognized tax benefits as a component of income tax expense. Penalties, if incurred, would be recognized as a component of income tax expense. The Company had no such accrued interest or penalties included in the accrued liabilities associated with unrecognized tax benefits as of the date of adoption.

Additionally, the Company is subject to tax examinations for payroll, value added, sales-based and other taxes. The Company is currently not under examination by the taxing authorities relating to these other types of taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company’s consolidated financial statements.

MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION
9. MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION

Major Customers

During the three months ended March 31, 2012 and 2011, due to its exclusive distribution agreement with Cardinal Health, the Company had one customer that represented in excess of 99% and 99% of total revenue, and 99% (of which 78% related to receivables on surgical sponge and towel sales and 21% related to reimbursements for hardware costs) and 85% of total accounts receivables, respectively.

Suppliers

The Company relies primarily on a third-party supplier, A Plus, to supply the surgical sponges and towels used in its Safety-Sponge® System. The Company also relies on a number of third parties to manufacture certain other components of its Safety-Sponge® System.  If A Plus or any of the Company’s other third-party manufacturers cannot, or will not, manufacture its products in the required volumes, on a cost-effective basis, in a timely manner, or at all, the Company will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on the Company’s business and operating results.

Furthermore, all products obtained from A Plus are manufactured in China.  As such, the supply of product from A Plus is subject to various political, economic, and other risks and uncertainties inherent in importing products from this country, including among other risks, export/import duties, quotas and embargoes, domestic and international customs and tariffs, changing taxation policies, foreign exchange restrictions, and political conditions and governmental regulations.

17. MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION

Major Customers

During the years ended December 31, 2011 and 2010, due to its exclusive distribution agreement with Cardinal Health (See Note 10 to our Consolidated Financial Statements, appearing elsewhere in this prospectus), the Company had one customer that represented in excess of 99% of revenues and accounts receivables.

Suppliers

The Company relies primarily on a third-party supplier, A Plus, to supply all the surgical sponges and towels used in its Safety-Sponge® System. The Company also relies on a number of third parties to manufacture certain other components of its Safety-Sponge® System. If A Plus or any of the Company’s other third-party manufacturers cannot, or will not, manufacture its products in the required volumes, on a cost-effective basis, in a timely manner, or at all, the Company will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on the Company’s business and operating results (see Note 15 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

Furthermore, all products obtained from A Plus are manufactured in China. As such, the supply of product from A Plus is subject to various political, economic, and other risks and uncertainties inherent in importing products from this country, including among other risks, export/import duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Segment and Related Information

The Company presents its business as one reportable segment due to the similarity in nature of products marketed, financial performance measures, and methods of distribution and customer markets. The Company’s chief operating decision making officer reviews financial information on the Company’s patient safety products on a consolidated basis.

The following table summarizes revenues by geographic region.  Revenues are attributed to countries based on customer location:

Years Ended December 31,	2011	2010
Revenues:
United States	$9,463,479	$14,797,013
Other	—	—
Total revenues	$9,463,479	$14,797,013

The following table summarizes revenues by product line:

Years Ended December 31,	2011	2010
Revenues:
Surgical sponges and towels	$9,163,149	$14,674,716
Scanners and related products	300,330	122,297
Total revenues	$9,463,479	$14,797,013

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
10.  COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company discloses material loss contingencies deemed to be reasonably possible and accrues for loss contingencies when, in consultation with the Company’s legal advisors, the Company concludes that a loss is probably and reasonably estimable.  Except as otherwise indicated, the possible losses relating to the matters described below are not reasonably estimable. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties. The actual outcome of such matters could differ materially from management’s estimates.

18.  COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company does not own any real estate or other physical properties materially important to our operations. In November 2010, the Company relocated corporate headquarters to Irvine, California, where the Company rents approximately 5,800 square feet of office space with initial monthly installments of $8,800 with annual adjustments over the lease term. The Company also rents approximately 3,800 square feet of warehouse space in Irvine California with initial monthly installments of $4,600 with annual adjustments over the lease term.

In January 2010, previous management temporarily relocated corporate headquarters to 5 Caufield Place, Suite 102, Newtown, PA 18940 (the CEO and CFO at the time were based in Pennsylvania), where they entered into a sublease on December 31, 2009 for approximately 5,700 square feet of office space.  Effective in June 2010, the Company took a charge of $371 thousand for the remaining lease payments of the Newtown property, and at the time assumed there would be no sub-subtenant income to offset this cost, given the soft local commercial real estate rental market.  However, in November 2010, the Company entered into a sub-sublease, to take over the space in Newtown, PA, where the sub-subtenant agreed to sub-sublease the space through the remaining term of our sub-lease or through to April 30, 2013, paying  $8,225 per month starting in January 2011 with annual adjustments over the lease term. As a result of this sub-sublease arrangement, the Company adjusted its charge taken in the second quarter of 2010 by reducing it $219 thousand for the present value of the sub-subrental income to be received through to the end of this sublease.

The Company also vacated approximate 4,000 square feet of office space at our former headquarters located in Temecula, California on December 31, 2010, which was the termination date in our lease.  During 2010, the Company paid $11,576 per month in rent for the temporary Pennsylvania corporate headquarters through to June 2010, paid $9,757 per month in rent for our former Temecula office space through to the termination of the lease at December 31, 2010, and paid $0 cash for rent of our Irvine, CA corporate headquarter space.  The Company is recognizing rent expense on a straight line basis with the difference between rent expense and the cash paid recorded to deferred rent.

During the years ended December 31, 2011 and 2010, the Company recorded total rent expense of $104 thousand and $323 thousand, respectively.

The following table summarizes operating obligations, net of sublease commitments, as of December 31, 2011:

	Operating lease payments	Sub-lease income	Net lease Payments
Years ending December 31,
2012	$302,613	(104,364)	198,249
2013	305,869	(64,190)	241,679
2014	46,305	—	46,305
Total minimum lease payments	$654,787	(168,554)	486,233

Contingent Tax Liability

In the process of preparing the Company’s federal tax returns for prior years, the Company’s management found there had been errors in reporting income to the recipients and the respective taxing authorities, related to stock grants made to those certain employees and consultant recipients.  In addition, the Company determined that required tax withholding relating to these stock grants had not been made, reported or remitted, as required in fiscal years 2006 and 2007. Due to the Company’s failure to properly report this income and withhold/remit required amounts, the Company may be held liable for the amounts that should have been withheld plus related penalties and interest.  The Company had estimated its contingent liability based on the estimated required federal and state withholding amounts, the employee and employer portion of social security taxes as well as the possible penalties and interest associated with the error.

During the quarter ended June 30, 2011, the Company reduced the tax contingent liability by $223 thousand as the Company determined that it is improbable that it could be held liable for this amount owed related to the 2006 and 2007 tax years, which resulted in a $223 thousand gain recorded as other income. The Company had also previously agreed to set aside restricted cash in an escrow account for satisfying any potential liability. The Company had the $223 thousand of restricted cash released from the escrow account and as of December 31, 2011, the contingent tax liability was $0, reflecting that the Company no longer expects to have any liability for the taxes not withheld.

Legal Proceedings

Leve Matter

On October 15, 2001, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. filed a lawsuit against our company, Sunshine Wireless, LLC (“Sunshine”), and four other defendants affiliated with Winstar Communications, Inc. (“Winstar”). This lawsuit alleged that the Winstar defendants conspired to commit fraud and breached their fiduciary duty to the plaintiffs in connection with the acquisition of the plaintiff's radio production and distribution business.  The complaint further alleged that the Company and Sunshine joined the alleged conspiracy.  On February 25, 2003, the case against the Company and Sunshine was dismissed.  However, on October 19, 2004, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. exercised their right to appeal.  On June 1, 2005, the United States Court of Appeals for the Second Circuit affirmed the February 25, 2003 judgment of the district court dismissing the claims against the Company.

On July 28, 2005, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. filed another lawsuit against the Company, Sunshine and four other defendants affiliated with Winstar.  That lawsuit attempted to collect a federal default judgment of $6.5 million entered against two entities, Winstar Radio Networks, LLC and Winstar Global Media, Inc., by attempting to enforce the judgment against our company and others under the doctrine of  de facto  merger.  The action was tried before a Los Angeles County Superior Court judge, without a jury, in 2008.  On August 5, 2009, the Superior Court issued a statement of decision in our favor, and on October 8, 2009, the Superior Court entered judgment in our favor, and judged plaintiffs’ responsible for $2,708 of our court costs.  On November 6, 2009, the plaintiffs filed a notice of appeal in the Superior Court of the State of California, County of Los Angeles Central District.  On June 15, 2011, the Court of Appeal of the State of California, Second Appellate District ruled in our favor affirming the trial court’s defense judgment. The plaintiffs then filed a petition for review with the California Supreme Court.  On August 31, 2011, the California Supreme court denied the plaintiff's petition for review. The Court of Appeal issued remittitur on September 8, 2011, confirming that the Court of Appeal ruling affirming the defense judgment had become final. Accordingly, we believe the lawsuit against the Company is successfully concluded with no liability against the Company.

Ault Glazer Matter

On December 30, 2010, the Company entered into a Settlement Agreement, dated as of December 27, 2010 (the “Agreement”), with the parties to the Agreement other than the Company being Ault Glazer Capital Partners, LLC (“AGCP”), Zealous Asset Management, LLC (“ZAM”) and certain of its affiliates, Milton “Todd” Ault III and a creditor (and such creditor’s affiliate) to AGCP, who also is a shareholder of the Company (the “AGCP Creditor”).  The former relationship of Mr. Ault and AGCP to the Company has been previously disclosed in the Company’s public filings.  The Agreement related to (i) our  previously disclosed Amendment and Early Conversion agreement, dated September 5, 2008 (the “Note Agreement”), between the Company and AGCP and the related and previously disclosed Secured Convertible Promissory Note dated on or about August 10, 2008 (the “Note”) and a related and previously disclosed Advancement Agreement between the same parties dated September 12, 2008 (together with the Note and Note Agreement, the “Note Documents”); under the Note Documents, there was an original principal balance of $2,530,558.40 and Note Documents provided, subject to certain conditions, that the entire principal balance owing under the Note would be converted into 1,300,000 shares of our common stock and other consideration; all but 500,000 of which shares of our common stock (such 500,000 shares, the “Shares”), were previously delivered to AGCP, (ii) a judgment obtained against AGCP by AGCP Creditor in a separate lawsuit, which lawsuit is completely unrelated to the Company, with respect to which, as the Company previously disclosed, AGCP Creditor procured a Writ of Execution from the United States District Court, Central District of California, (the “Writ”) and a Notice of Levy (the “Levy”) to levy upon the Company against all stock of the Company that the Company owed to AGCP; and (iii) a previously disclosed case currently pending before the Superior Court of California, County of Orange, Central Justice Center, entitled “Zealous Asset Management, LLC v. Patient Safety Technologies, et. al”, Case No. 00424948 (the “Action”) concerning, among other things, the Note Documents, as well as 2,600 shares of our Series A Preferred Stock (the “Series A Preferred”) and certain dividends thereon.

In broad terms the Agreement provided that the Company delivers to AGCP Creditor the Shares that, as the Company has previously disclosed, it conditionally owed to AGCP, and AGCP dismissed the Action against the Company upon receiving the Shares, AGCP Creditor terminated the Writ and Levy and agreed that its judgment against AGCP was satisfied.  In addition, the Note Documents and the liabilities thereunder were deemed satisfied and extinguished. The Company was carrying a liability on its books in connection with the Note Documents of approximately $1.42 million and the fair value of the (500 thousand common) Shares issued was less than the carrying value of such liability, the Company recorded a non-cash gain on the extinguishment of debt totaling $893 thousand in the fourth quarter of 2010.  Generally, the material terms of the Agreement became effective after the Company delivered the Shares to the AGCP Creditor, and made a cash payment of $16 thousand to AGCP’s counsel on December 31, 2010.  Shortly after December 28, 2010, AGCP dismissed the causes of action in the Action related to the Note Documents, and granted certain releases and covenants not to sue the Company. In addition, there were causes of action in the Action relating to some Series A Preferred shares owned by AGCP that were dismissed after the Company interpleaded a total of $22.8 thousand of dividends. The Agreement also contained a provision pertaining to the interpleading of future dividends on these Series A Preferred shares, which the Company plans to follow when such dividends become payable.  Accordingly, the terms of the Agreement have become fully effective.

The Company may at times be involved in litigation in the ordinary course of business.  The Company will also, from time to time, when appropriate in management’s estimation, record adequate reserves in the Company’s financial statements for pending litigation. There are no other pending material legal proceedings to which the Company is a party or to which any of its property is subject.

Steve Kane Separation agreement

In connection with Mr. Kane’s resignation as a Director, President and Chief Executive Officer, effective as of the Closing Date, we entered into a Separation Agreement and Mutual General Release with Steven Kane.  For additional information see Note 16 to our Consolidated Financial Statements, appearing elsewhere in this prospectus.

SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	12 Months Ended
Dec. 31, 2011
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Disclosure [Text Block]
19. SIGNIFICANT FOURTH QUARTER ADJUSTMENTS

During the fourth quarter of fiscal 2011, the Company recorded the following unusual or infrequently occurring items or adjustments that were deemed to be material to the fourth quarter results:

•	The company reclassified warrants out of a liability and into equity for $424 thousand.

During the fourth quarter of fiscal 2010, the Company recorded the following unusual or infrequently occurring items or adjustments that were deemed to be material to the fourth quarter results:

•	A gain on extinguishment of liabilities of $893 thousand in connection with the payment of the principal and accrued interest amounts owed on the Senior Notes.

•	An impairment loss of $667 thousand on the write down of the fair value of a long term investment (See Note 8 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

•	A charge of $223 thousand relating to the reconciliation of year-end inventory based on physical count.

•	Reduction of deferred tax liability of $805 thousand in connection with year-end tax provision.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
11. SUBSEQUENT EVENTS

On May 15, 2012 the Company signed agreements to raise $3.5 million in gross proceeds through the issuance of 2.5 million shares of the Company’s $0.33 par value common stock at a selling price of $1.40 per share. The offering is subject to customary conditions to closing and is currently expected to close within several days. The proceeds from this offering will be used for general corporate purposes.

20. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2011 through the date of the filing of this prospectus. The Company did not have any material subsequent events that require adjustment or disclosure in these financial statements.